Dodie Kent
                                                                  Vice President
                                                                     and Counsel
[AXA EQUITABLE LOGO]                                              (212) 314-3970
                                                             Fax: (212) 707-1791


VIA EDGAR


                                                                  August 6, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Separate Account FP
          File Nos. 333-103199 and 811-04335
          CIK 0000771726


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of supplement to prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/Dodie Kent
                                        ------------------------
                                           Dodie Kent


                      THE EQUITABLE LIFE ASSURANCE SOCIETY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104